Commitments and Contingencies - Greenwich Lease (Details) $ in Thousands	Jul. 11, 2022 USD ($) ft²
Commitments and Contingencies Disclosure [Abstract]
Operating lease, square footage | ft²	4,200
Lessee, operating lease, term of contract	12 months
Operating lease, payments | $	$ 19